Financial Assets and Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Financial asset s

Mandatorily measured at FVTPL
Forward exchange contracts	$85.3	$162.1
Convertible bonds	—	123.8
Agency mortgage-backed securities	3,419.3	40.9

	$3,504.6	$326.8

Financial liabilities

Held for trading
Forward exchange contracts	$40.8	$982.3

Forward exchange contracts [member]
Statement [LineItems]
Outstanding Derivative Contracts for which Hedge Accounting Treatment is not Applied
Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)
December 31, 201 8

Sell NT$/Buy EUR	January 2019 to March 2019	NT$18,545.9/EUR527.0
Sell NT$/Buy JPY	January 2019 to March 2019	NT$4,757.9/JPY17,200.0
Sell US$/Buy EUR	January 2019	US$0.5/EUR0.4
Sell US$/Buy JPY	January 2019	US$175.6/JPY19,389.0
Sell US$/Buy RMB	January 2019	US$318.0/RMB2,188.7
Sell US$/Buy NT$	January 2019 to February 2019	US$127.0/NT$3,908.6
Sell RMB/Buy US$	January 2019	RMB667.5/ US$97.0

December 31, 2019

Sell NT$/Buy EUR	January 2020 to June 2020	NT$84,690.4/EUR2,509.0
Sell NT$/Buy JPY	January 2020 to March 2020	NT$23,737.6/JPY85,600.0
Sell US$/Buy JPY	January 2020	US$6.2 /JPY678.0
Sell US$/Buy RMB	January 2020	US$497.0/RMB3,493.9
Sell US$/Buy NT$	January 2020 to March 2020	US$26.0/NT$787.0
Sell JPY/Buy US$	January 2020 to February 2020	JPY57,471.6/US$526.4